Related Party Agreements and Transactions - Amounts Due From/(Due To) Lilly (Details) - Lilly - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Total receivable from/(payable to) Lilly	$ 35.5	$ (268.7)
TSA
Related Party Transaction [Line Items]
Total receivable from/(payable to) Lilly	(30.2)	(28.0)
Other activities
Related Party Transaction [Line Items]
Total receivable from/(payable to) Lilly	94.2	(38.0)
Local country asset purchases
Related Party Transaction [Line Items]
Total receivable from/(payable to) Lilly	$ (28.5)	$ (202.7)